CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and receivables at amortised cost
Trade receivables	$ 2,324,000	$ 2,691,000	$ 2,986,000
Cash and cash equivalents	3,691,000	6,578,000
Finance lease receivable	155,000	170,000
Total maximum credit exposure	14,544,000	19,368,000
Liabilities at amortised cost
Senior secured term loan	(40,109,000)	(44,301,000)
Convertible note	(14,542,000)	(13,746,000)
Exchangeable note	(210,000)	(210,000)
Provisions	(50,000)	(50,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(526,000)	(1,569,000)
Derivative asset – prepayment option	178,000	128,000
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	10,698,000	12,620,000
Cash and cash equivalents	3,691,000	6,578,000
Finance lease receivable	155,000	170,000
Total maximum credit exposure	14,544,000	19,368,000
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible note	0	0
Exchangeable note	0	0
Lease liabilities	(12,566,000)	(13,943,000)
Trade and other payables (excluding deferred income)	(12,752,000)	(15,261,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(25,368,000)	(29,254,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0	0
Derivative asset – prepayment option	0	0
Total fair value through profit and loss (FVPL)	0	0
Total fair value of financial assets liabilities	(10,824,000)	(9,886,000)
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Finance lease receivable	0	0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	(40,109,000)	(44,301,000)
Convertible note	(14,542,000)	(13,746,000)
Exchangeable note	(210,000)	(210,000)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	(54,861,000)	(58,257,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(526,000)	(1,569,000)
Derivative asset – prepayment option	178,000	128,000
Total fair value through profit and loss (FVPL)	(348,000)	1,441,000
Total fair value of financial assets liabilities	(55,209,000)	(59,698,000)
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	10,698,000	12,620,000
Cash and cash equivalents	3,691,000	6,578,000
Finance lease receivable	155,000	170,000
Total maximum credit exposure	14,544,000	19,368,000
Liabilities at amortised cost
Senior secured term loan	(40,109,000)	(44,301,000)
Convertible note	(14,542,000)	(13,746,000)
Exchangeable note	(210,000)	(210,000)
Lease liabilities	(12,566,000)	(13,943,000)
Trade and other payables (excluding deferred income)	(12,752,000)	(15,261,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(80,229,000)	(87,511,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(526,000)	(1,569,000)
Derivative asset – prepayment option	178,000	128,000
Total fair value through profit and loss (FVPL)	(348,000)	1,441,000
Total fair value of financial assets liabilities	(66,033,000)	(69,584,000)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	10,698,000	12,620,000
Cash and cash equivalents	3,691,000	6,578,000
Finance lease receivable	155,000	170,000
Total maximum credit exposure	14,544,000	19,368,000
Liabilities at amortised cost
Senior secured term loan	(40,109,000)	(44,301,000)
Convertible note	(14,542,000)	(13,746,000)
Exchangeable note	(210,000)	(210,000)
Lease liabilities	(12,566,000)	(13,943,000)
Trade and other payables (excluding deferred income)	(12,752,000)	(15,261,000)
Provisions	(50,000)	(50,000)
Total Liabilities at amortised cost	(80,229,000)	(87,511,000)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(526,000)	(1,569,000)
Derivative asset – prepayment option	178,000	128,000
Total fair value through profit and loss (FVPL)	(348,000)	1,441,000
Total fair value of financial assets liabilities	$ (66,033,000)	$ (69,584,000)